Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Integrated Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1],[2]	11.92%	9.29%	7.62%
Columbia Integrated Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[3]	19.06%	10.84%	8.51%
Without Sales Load [Member] | Columbia Integrated Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1],[2]	18.73%	10.60%	8.26%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		15.84%	14.11%	13.98%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		10.48%	7.07%	8.75%

[1]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.
[2]	The returns shown for periods prior to May 31, 2017 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class A shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.